ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F - 2
               U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM 24F - 2
                   ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F - 2

       Read Instructions at end of Form before preparing Form.
                        Please print or type.

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1.  Name and address of issuer:
LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

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2. Name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities to the issuer, check the box but do not list series or classes):
                                                                    [x]

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3.  Investment Company Act file Number:
811-8625
    Securities Act File Number:
333-45343

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4(a).  Last day of fiscal year for which this form is filed:
 DECEMBER 31, 2008

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4(b). Check box if this Form is being filed (No Suggestions). more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  Check box if this is the last time the issuer will be filing this Form.
                                                                    [ ]

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5.  Calculation of registration fees:

       (i). Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                     $  85,130
                                                                       ---------

      (ii). Aggregate price of securities redeemed or
            repurchased during the fiscal year:                        $  96,422
                                                                       ---------

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     (iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            reduce registration fees payable to the Commission:    $  18,346,677
                                                                   -------------

      (iv). Total available redemption credits (add Items 5(ii)
            and 5(iii):                                            $  18,443,099
                                                                   -------------

       (v). Net sales - if item 5(i) is greater than item 5(iv)
            [subtract item 5(iv) from item 5(i)]                              $0
                                                                   -------------

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      (vi). Redemption credits available for use in future years -if item 5(i) is less than item 5(iv) [subtract
            item 5(iv) from item 5(i)]:          $  (18,357,969)
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     (vii). Multiplier for determining registration fee (See
            Instruction C.9):                                      x   0.0000393
                                                                    ------------

    (viii). Registration fee due [multiply item 5(v) by item
            5(vii)] (enter "0" if no fee is due):                  =          $0
                                                                    ============
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6.  Prepaid Shares
    If the response to Item 5(i) was determined by determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________0_________. If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________0____________

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7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                   +
                                                                    ------------

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8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                        ------------
                                                                   =          $0
                                                                    ============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                Method of Delivery:
                                  Wire Transfer                   [ ]
                                  Mail or other means             [ ]
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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and the capabilities and on the dates indicated.

By (Signature and Title)* /s/ RUSSELL A. EVENSON
                          --------------------------------------------------
                          RUSSELL A. EVENSON
                          PRESIDENT/CEO, USAA LIFE INSURANCE CO.

Date 2/18/09
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  *Please print the name and title of the signing officer below the signature.
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